Acquisitions - Business Combinations, Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 03, 2023	Sep. 30, 2020	Sep. 17, 2020	May 31, 2022	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 16, 2020
Business Acquisition [Line Items]
Cash consideration, net of cash acquired						$ 63,651	$ 0	$ 239,572
Carrying value of equity investments						17,906	21,137
Restructuring, acquisition, integration and other, net						$ 44,768	27,762	151,039
Weighted average amortization period for intangible assets						10 years 10 months 13 days
Developed Technology
Business Acquisition [Line Items]
Weighted average amortization period for intangible assets						10 years 8 months 4 days
NeuMoDx
Business Acquisition [Line Items]
Carrying value of equity investments									$ 41,000
Verogen Inc. | Subsequent Event
Business Acquisition [Line Items]
Cash consideration paid	$ 150,000
BLIRT S.A.
Business Acquisition [Line Items]
Cash consideration, net of cash acquired				$ 63,700
NeuMoDx
Business Acquisition [Line Items]
Cash consideration paid		$ 251,730	$ 251,700		$ 251,730
Percentage of shares acquired			80.10%
Percent of shares held prior to acquisition									19.90%
Acquisition related costs			$ 2,500
Acquisition related costs expensed								1,800
Fair value of minority interest		52,727			52,727			52,700
Gain on revaluation in connection with acquisition of remaining minority interest								11,700
Accrued litigation related liability		$ 18,770			69,585			69,585
Restructuring, acquisition, integration and other, net							$ 2,000
Weighted average amortization period for intangible assets						10 years
Pro forma net sales								1,900,000
Pro forma net income (loss)								$ 347,000
Pro forma diluted net loss per common share (in USD per share)								$ 1.48
NeuMoDx | Pending Litigation
Business Acquisition [Line Items]
Accrued litigation related liability					55,000			$ 55,000
NeuMoDx | Litigation Settlement
Business Acquisition [Line Items]
Legal settlement amount awarded					$ 53,000
NeuMoDx | Control Premium
Business Acquisition [Line Items]
Minority interest investment, measurement input			0.20
NeuMoDx | Developed Technology
Business Acquisition [Line Items]
Expected completion term						4 years